Material accounting policies and judgements	6 Months Ended
Jun. 30, 2026
Disclosure Of List Of Accounting Policies [Abstract]
Material accounting policies and judgements
Note 2 - Material accounting policies and judgements
Except for the changes described below, Polestar Group continues to apply the same accounting policies as described in Note 2 - Material accounting policies and use of significant judgements and estimates of the 2025 Consolidated Financial Statements.
Provisions and contingent liabilities
Restructuring provisions
Restructuring provisions relate to planned reorganization or restructuring that materially change either the scope of Polestar's business or the manner in which it is conducted. Costs related to restructuring generally comprise employee severance packages, facility closure costs, and other costs related to business reorganization. A restructuring provision is recognized when Polestar has a detailed formal plan for the restructuring and has raised a valid expectation in those affected that the restructuring will be carried out by starting to implement the plan or announcing its main features.
Adoption of new and amended standards
Effects of new and amended IFRS
In December 2024, the IASB issued amendments to IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments: Disclosures, as well as Annual Improvements to IFRS Accounting Standards-Volume 11. These amendments became effective for annual periods beginning on or after January 1, 2026. Management assessed the impact of adopting these amendments and concluded that they did not have a material impact on the Unaudited Condensed Consolidated Interim Financial Statements.
New and amended IFRS issued but not yet effective
Management has assessed the new and amended accounting standards issued during the six months ended June 30, 2026 but not yet effective and concluded that their adoption will not have a material impact on the Group when they become effective. Management's assessment of the other new and amended IFRS issued has not changed from that described in Note 2 - Material accounting policies and use of significant judgements and estimates of the 2025 Consolidated Financial Statements.
Use of estimates and judgements
In preparing these Unaudited Condensed Consolidated Interim Financial Statements, management has made judgements and estimates about the future that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
The significant judgements made by management in applying the Group's accounting policies and the key sources of estimation uncertainty were materially the same as those described in the 2025 Consolidated Financial Statements with the following additional considerations / modifications:
•Revenue - in addition to the judgements and estimates related to revenue described in the 2025 Consolidated Financial Statements, as of June 30, 2026 further estimates were necessary in relation to residual value guarantees. Following the decision of the U.S. Department of Commerce's Bureau of Industry and Security not to grant Polestar an authorization under the current Connected Vehicle Rule to sell vehicles in the U.S. from model year 2027 onwards (refer to Note 1 - Overview and basis of preparation), management determined that the residual value information obtained from third-party sources at June 30, 2026 did not yet reflect the potential negative impact of this decision on the residual values of the vehicles in the U.S. lease portfolio. Therefore, management made an estimate of this potential impact and adjusted down the residual values used to calculate the refund liability and revenue adjustment related to the residual value guarantees. Changes in expected residual values could result in changes to the amount recognized in future periods.
•Impairment of PPE, intangible assets and goodwill - as described in the 2025 Consolidated Financial Statements. Polestar conducts routine evaluations of its PPE, intangible assets, and goodwill for evidence of impairment indicators.
◦Judgements: Polestar applies judgement in assessing whether events or changes in circumstances indicate that the carrying amount of its non-financial assets may not be recoverable. As of June 30, 2026, management considered, among other factors, changes in the market for battery electric vehicles and the impact these have on management's updated forecasts and the effects of the decision of the U.S. Department of Commerce's Bureau of Industry and Security not to grant Polestar an authorization under the current Connected Vehicle Rule to sell vehicles in the U.S. from model year 2027 onwards (refer to Note 1 - Overview and basis of preparation). Management concluded that there were no indicators of impairment for the Group's cash-generating units with material long-term assets.
Voluntary re-presentation from previous year
In order to improve the clarity and consistency of the presentation of the Group's profit and loss, during the current reporting period, the Group has altered the presentation of certain financial statement line items in the Condensed Consolidated Statement of Loss and Comprehensive Loss. The presentation of the comparative information has been adjusted accordingly to ensure consistency with the current period's presentation.
Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss
The comparative period ended June 30, 2025 in the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss has been presented considering the changes described above.

		For the six months ended June 30, 2025
	Ref.	As previously reported	Impact of presentation changes	As revised
Revenue		1,422,605	—	1,422,605
Cost of sales		(2,125,729)	—	(2,125,729)
Impairment expense, net of reversals		(723,524)	—	(723,524)
Other cost of sales		(1,402,205)	—	(1,402,205)
Gross loss		(703,124)	—	(703,124)
Selling, general, and administrative expense		(431,283)	—	(431,283)
Research and development expense		(31,262)	—	(31,262)
Other operating income (expense), net	(a)	70,075	(70,075)	—
Other operating income	(a)	—	41,087	41,087
Other operating expense	(a)	—	(20,333)	(20,333)
Foreign exchange gains (losses) on operating activities, net	(a)	—	49,321	49,321
Operating loss		(1,095,594)	—	(1,095,594)
Finance income	(b)	52,797	(49,382)	3,415
Finance expense		(185,319)	—	(185,319)
Foreign exchange gains (losses) on financial activities, net	(b)	—	49,382	49,382
Fair value change - Class C Shares and Earn-out rights	(c)	15,813	—	15,813
Share of losses in associates		(24,261)	—	(24,261)
Loss before income taxes		(1,236,564)	—	(1,236,564)
Income tax benefit		43,485	—	43,485
Net loss		(1,193,079)	—	(1,193,079)
Operational results (a)
The other income and expense were previously presented net, and the revised change presents the other operating income, other operating expense and the foreign exchange results separately. This breakdown improves transparency, allowing the reader to clearly distinguish income, expense, and currency impacts within the Company's operating results.
Financial results (b)
Foreign exchange results were segregated in the revised consolidated profit and loss to provide a clearer view of financial gains and losses from currency fluctuations.
Results of fair value changes (c)
The lines of fair value changes from Earn-out rights and Class C Shares were previously disclosed separately. Given their nature and materiality, those lines were aggregated in one line item, called "Fair value changes - Earn-out rights and Class C shares".